Business Acquisitions - Summary of Allocation of the Purchase Price (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 02, 2021	Jun. 11, 2021	Dec. 31, 2020	Jun. 01, 2020	Jan. 02, 2020	Sep. 03, 2019
Business Acquisition [Line Items]
Goodwill	$ 769,667			$ 234,328
Doctor's Medical Center, LLC
Business Acquisition [Line Items]
Accounts receivable, net of unpaid service provider costs		$ 6,641
Property and equipment, net		1,283
Other assets		142
Favorable leasehold interest		110
Payor relationships		115,100
Goodwill		151,188
Accounts payable and accrued expenses		(1,001)
Total purchase price, including non-compete intangibles		300,663
Doctor's Medical Center, LLC | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles		1,700
Doctor's Medical Center, LLC | Trade names
Business Acquisition [Line Items]
Trade name		$ 25,500
University Health Care And Its Affiliates
Business Acquisition [Line Items]
Accounts receivable, net of unpaid service provider costs			$ 2,217
Inventory			264
Property and equipment, net			1,636
Acquired intangibles			113,237
Other assets			116
Payor relationships			175,172
Goodwill			270,245
Accounts payable and accrued expenses			(140)
Total purchase price, including non-compete intangibles			607,938
University Health Care And Its Affiliates | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles			$ 45,191
HP Enterprises II LLC and Related Entities
Business Acquisition [Line Items]
Property and equipment, net					$ 2,409
Acquired intangibles					117,014
Other assets					87
Goodwill					74,852
Total purchase price, including non-compete intangibles					195,384
HP Enterprises II LLC and Related Entities | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles					$ 1,022
Primary Care Physicians And Related Entities
Business Acquisition [Line Items]
Cash and cash equivalents						$ 191
Accounts receivable, net of unpaid service provider costs						486
Inventory						155
Property and equipment, net						1,518
Acquired intangibles						43,549
Goodwill						13,738
Accounts payable and accrued expenses						(274)
Total purchase price, including non-compete intangibles						60,209
Primary Care Physicians And Related Entities | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles						$ 846
Belen Medical Centers, LLC
Business Acquisition [Line Items]
Accounts receivable, net of unpaid service provider costs							$ 321
Property and equipment, net							942
Acquired intangibles							40,400
Other assets							60
Goodwill							68,019
Total purchase price, including non-compete intangibles							110,012
Belen Medical Centers, LLC | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles							$ 270